SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENTED INFORMATION
15.	SEGMENTED INFORMATION

The Company operates as one operating segment. The Company develops, assembles and installs VISIUS Surgical Theatres that are used for a variety of medical applications, as well as providing ancillary products and services and extended maintenance services.

Revenue attributable to geographic locations, based on the location of the customer, is as follows:

	2012	2011

Canada	$3,803	$6,084
United States	32,569	25,442
Europe and Middle East	2,085	8,761
Asia Pacific	13,935	11,510
	$52,392	$51,797

During 2012, revenues from four customers totalled $23,054 or 44% of total revenue for the year. During 2011, two customers accounted for 35% or $18,030 of total revenues. The revenues from each of these customers individually accounted for more than 10% of the total revenue for the year ended December 31, 2012 and 2011.

Substantially all of the capital assets and all the goodwill and intangibles balances are attributable to the Company’s operations located in Canada.